Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplementary Financial Statement Information [Abstract]
Schedule of Other Receivables and Prepaid Expenses	Other receivables and prepaid expenses:
	December 31
	2025	2024
	in USD thousands

Value Added Tax authorities	54	23
Prepaid expenses	48	58
Accrued revenue	78	-
Other	74	12
	254	93

Schedule of Accounts Payable and Accruals	Trade:
	December 31
	2025	2024
	in USD thousands
Accounts payable:
In Sweden	58	65
Overseas	72	5
	130	70
Payroll and related expenses	546	419
Accrued expenses	458	380
Other	177	170
	1,181	969

Schedule of Information about Geographical Areas of Non Current Assets	Information about geographical areas of non current assets
	Israel	USA	Mexico	Total
	in USD thousands

Property and equipment, net	45	884	-	929
Right-of-use assets, net	111	26	-	137
Investments in a joint venture accounted for using the equity method	534	-	-	534
Total	690	910	-	1,600
	Israel	USA	Mexico	Total
	in USD thousands

Property and equipment, net	49	440	72	561
Right-of-use assets, net	195	-	-	195
Investments in a joint venture accounted for using the equity method	481	-	-	481
Total	725	440	72	1,237

Schedule of Revenues	Revenues
	Year ended December 31
	2025	2024	2023
	in USD thousands

Feasibility studies	38	-	306
Wave energy projects	-	168	-
	38	168	306

Schedule of Research and Development Expenses	Research and development expenses:
	Year ended December 31
	2025	2024	2023
	in USD thousands

Payroll and related expenses	577	576	514
Depreciation	100	80	95
Other	251	21	65
	928	677	674
Less – grants received	(195)	(141)	(155)
	733	536	519

Schedule of Selling and Marketing Expenses	Selling and marketing expenses:
	Year ended December 31
	2025	2024	2023
	in USD thousands

Payroll and related expenses	168	124	157
Overseas travels	113	92	165
Other	128	85	53
	409	301	375

Schedule of General and Administrative Expenses	General and administrative expenses:
	Year ended December 31
	2025	2024	2023
	in USD thousands

Payroll and related expenses	899	737	705
Professional services	509	463	509
Depreciation	154	102	75
Other	516	471	475
	2,078	1,773	1,764

Schedule of Other Income, Net	Other income, Net:
	Year ended December 31
	2025	2024	2023
	in USD thousands

Services in connection with demonstrating a wave energy project development and implementation in the United States and in India	128	164	-
Management fees from a joint venture and awards received	18	61	17
Realization of foreign currency translation reserve on foreign subsidiaries disposed off in 2025	15	-	-
	161	225	17

Schedule of Financial Income and Expenses	Financial income and expenses:
	Year ended December 31
	2025	2024	2023
	in USD thousands

Financial income
Foreign currencies exchange gain, net	-	-	197
Interest on short term deposits	271	434	405
Financial income	271	434	602
Financial expenses
Bank commissions	(12)	(10)	(10)
Foreign currencies exchange loss, net	(797)	(143)	-
Interest on loans and lease liability	(54)	(51)	(45)
Financial expenses	(863)	(204)	(55)
Financial (expenses) income, net	(592)	230	547